Subsequent Events (Details)	Jan. 04, 2025 shares	May 06, 2025 CNY (¥)	Feb. 28, 2025 shares	Jun. 06, 2024 shares	May 10, 2024 USD ($)	May 10, 2024 CNY (¥)
Subsequent Events [Line Items]
Earnout shares				20,000,000
Long-term loan					$ 1,301,495	¥ 9,500,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Restricted shares	9,892,382
Forecast [Member]
Subsequent Events [Line Items]
Earnout shares			20,000,000
Forecast [Member] | DSY HK [Member]
Subsequent Events [Line Items]
Annual interest rate		95.92%
Forecast [Member] | Shenzhen Wengu [Member]
Subsequent Events [Line Items]
Annual interest rate		4.08%
Forecast [Member] | Mr. Wenquan Zhu [Member]
Subsequent Events [Line Items]
Long-term loan | ¥		¥ 30,000,000